CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	1,261	756
Restricted cash	47	34
Accounts receivable and other (Note 7)	5,504	4,956
Accounts receivable from affiliates	241	65
Inventory (Note 8)	1,148	1,115
Assets held for sale (Note 9)		24
Total Current assets	8,201	6,950
Property, plant and equipment, net (Note 9)	53,830	42,279
Long-term investments (Note 11)	5,408	4,212
Deferred amounts and other assets (Note 12)	3,208	2,662
Intangible assets, net (Note 13)	1,166	1,004
Goodwill (Note 14)	483	445
Deferred income taxes (Note 24)	561	16
Total Assets	72,857	57,568
Current liabilities
Bank indebtedness	507	338
Short-term borrowings (Note 16)	1,041	374
Accounts payable and other (Note 15)	6,444	6,664
Accounts payable to affiliates	80	46
Interest payable	264	228
Environmental liabilities	161	260
Current maturities of long-term debt (Note 16)	1,004	2,811
Liabilities held for sale (Note 9)		7
Total Current liabilities	9,501	10,728
Long-term debt (Note 16)	33,423	22,357
Other long-term liabilities (Note 17)	4,041	2,938
Deferred income taxes (Note 24)	4,842	2,925
Liabilities held for sale (Note 9)		57
Total Liabilities	51,807	39,005
Commitments and contingencies (Note 29)
Redeemable noncontrolling interests (Note 19)	2,249	1,053
Share capital (Note 20)
Preference shares	6,515	5,141
Common shares (852 and 831 outstanding at December 31, 2014 and 2013, respectively)	6,669	5,744
Additional paid-in capital	2,549	746
Retained earnings	1,571	2,550
Accumulated other comprehensive loss (Note 22)	(435)	(599)
Reciprocal shareholding (Note 11)	(83)	(86)
Total Enbridge Inc. shareholders' equity	16,786	13,496
Noncontrolling interests (Note 19)	2,015	4,014
Total Equity	18,801	17,510
Total Liabilities and equity	72,857	57,568